Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Cash and Cash Equivalents [Abstract]
Client cash deposits	$ 5,615,054	$ 10,665,147